Schedule II (Notes)	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II Valuation and Qualifying Accounts
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS (in thousands):

	BALANCE AT THE BEGINNING OF THE PERIOD	CHARGED TO COSTS AND EXPENSES	DEDUCTIONS (1)	BALANCE AT THE END OF THE PERIOD
Year Ended December 31, 2012
Allowance for doubtful accounts (2)	$2,117	$280	$(2,397)	$—
Valuation allowance on deferred income tax assets (3)	35,837	44,260	(7,582)	72,515
	$37,954	$44,540	$(9,979)	$72,515
Year Ended December 31, 2011
Allowance for note receivable for affiliated entity (4)	$33,150	$(33,150)	$—	$—
Allowance for doubtful accounts	2,454	117	(454)	2,117
Valuation allowance on deferred income tax assets	25,886	12,948	(2,997)	35,837
	$61,490	$(20,085)	$(3,451)	$37,954
Year Ended December 31, 2010
Allowance for note receivable for affiliated entity	$33,150	$—	$—	$33,150
Allowance for doubtful accounts	1,697	2,295	(1,538)	2,454
Valuation allowance on deferred income tax assets	21,977	3,909	—	25,886
	$56,824	$6,204	$(1,538)	$61,490
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(1)
Deductions for Allowance for doubtful accounts represent the write off of uncollectible accounts or reductions to allowances previously provided. Deductions for Valuation allowance on deferred income tax assets represent changes in timing differences between periods.

(2)
In 2009, the Company received a promissory note for the full sale price of its Cheeseburger in Paradise concept ($2.0 million), which subsequently became fully reserved in 2010. In the fourth quarter of 2012, the Company collected the outstanding amounts under the terms of the promissory note, which included accrued interest charges, and released the Allowance for doubtful accounts balance in full.

(3)
The charges to the valuation allowance for the year ended December 31, 2012 were primarily due to the tax benefits associated with tax goodwill related to the joint venture and limited partnership interests purchased and the deferred gain recorded for the Sale-Leaseback Transaction. Of the aggregate charges, $15.8 million was recorded in Additional paid-in capital.

(4)
On September 26, 2011, the Company entered into a settlement agreement with the T-Bird Parties to settle all outstanding litigation with T-Bird. In accordance with the terms of the settlement agreement, T-Bird agreed to pay $33.3 million to the Company, which included $33.2 million to satisfy the T-Bird promissory note that the Company purchased from T-Bird’s former lender. The settlement payment was received in November 2011, and $33.2 million was recorded as Recovery of note receivable from affiliated entity in the Company’s Consolidated Statement of Operations and Comprehensive Income for the year ended December 31, 2011.